Quarterly Report
December 31, 2025
State Street Institutional Funds

State Street Institutional Funds
Quarterly Report
December 31, 2025
Table of Contents (Unaudited)

State Street Institutional U.S. Equity Fund
Schedule of Investments
December 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 98.0% †
Aerospace & Defense - 0.6%
RTX Corp.	10,870	$1,993,558
Application Software - 3.5%
Adobe, Inc. (a)	8,506	2,977,015
Intuit, Inc.	1,393	922,751
Salesforce, Inc.	14,661	3,883,845
Synopsys, Inc. (a)	7,619	3,578,797
		11,362,408
Automobile Manufacturers - 1.3%
General Motors Co.	26,186	2,129,445
Tesla, Inc. (a)	4,994	2,245,902
		4,375,347
Automotive Retail - 0.4%
O'Reilly Automotive, Inc. (a)	15,866	1,447,138
Biotechnology - 0.3%
Vertex Pharmaceuticals, Inc. (a)	2,223	1,007,819
Broadline Retail - 4.6%
Amazon.com, Inc. (a)	63,803	14,727,008
Building Products - 0.4%
Trane Technologies PLC	3,629	1,412,407
Construction Machinery & Heavy Transportation Equipment - 1.0%
Westinghouse Air Brake Technologies Corp.	14,694	3,136,434
Construction Materials - 0.9%
Martin Marietta Materials, Inc.	4,469	2,782,668
Consumer Staples Merchandise Retail - 1.9%
BJ's Wholesale Club Holdings, Inc. (a)(b)	25,055	2,255,702
Costco Wholesale Corp.	954	822,672
Walmart, Inc. (b)	27,120	3,021,439
		6,099,813
Data Center REITs - 0.8%
Equinix, Inc.	3,550	2,719,868
Data Processing & Outsourced Services - 0.9%
Broadridge Financial Solutions, Inc.	12,600	2,811,942
Diversified Banks - 3.4%
Bank of America Corp.	86,419	4,753,045
JPMorgan Chase & Co.	19,167	6,175,991
		10,929,036
Electric Utilities - 1.1%
NextEra Energy, Inc.	44,874	3,602,485
Electrical Components & Equipment - 1.9%
Eaton Corp. PLC	6,406	2,040,375
Emerson Electric Co.	30,770	4,083,794
		6,124,169
Electronic Components - 0.4%
Amphenol Corp., Class A	10,328	1,395,726
Environmental & Facilities Services - 1.3%
Tetra Tech, Inc.	18,956	635,784
	Number of Shares	Fair Value
Waste Management, Inc.	15,928	$3,499,541
		4,135,325
Financial Exchanges & Data - 3.3%
CME Group, Inc.	5,780	1,578,402
Intercontinental Exchange, Inc.	26,136	4,232,987
S&P Global, Inc.	9,031	4,719,510
		10,530,899
Healthcare Equipment - 1.3%
Abbott Laboratories	10,878	1,362,905
Becton Dickinson & Co.	5,690	1,104,258
Dexcom, Inc. (a)	4,746	314,992
Intuitive Surgical, Inc. (a)	2,460	1,393,245
		4,175,400
Healthcare Supplies - 0.4%
Cooper Cos., Inc. (a)	15,193	1,245,218
Home Improvement Retail - 1.6%
Home Depot, Inc.	13,826	4,757,527
Lowe's Cos., Inc.	2,182	526,211
		5,283,738
Household Products - 0.5%
Procter & Gamble Co.	11,636	1,667,555
Independent Power Producers & Energy Traders - 0.2%
Vistra Corp.	5,116	825,364
Industrial Gases - 1.2%
Linde PLC	8,913	3,800,414
Industrial Machinery & Supplies & Components - 1.4%
Parker-Hannifin Corp.	5,131	4,509,944
Insurance Brokers - 0.8%
Marsh & McLennan Cos., Inc.	13,597	2,522,515
Integrated Oil & Gas - 1.4%
Chevron Corp.	11,692	1,781,978
Exxon Mobil Corp.	21,836	2,627,744
		4,409,722
Interactive Media & Services - 10.0%
Alphabet, Inc., Class A	60,276	18,866,388
Alphabet, Inc., Class C	8,534	2,677,969
Meta Platforms, Inc., Class A	16,206	10,697,419
		32,241,776
Investment Banking & Brokerage - 1.1%
Goldman Sachs Group, Inc.	2,578	2,266,062
Robinhood Markets, Inc., Class A (a)	10,476	1,184,836
		3,450,898
IT Consulting & Other Services - 0.2%
Accenture PLC, Class A	2,754	738,898
Life Sciences Tools & Services - 2.3%
Agilent Technologies, Inc.	4,865	661,981
Danaher Corp.	13,651	3,124,987
Repligen Corp. (a)	4,041	662,158
Thermo Fisher Scientific, Inc.	5,011	2,903,624
		7,352,750

See Notes to Schedule of Investments.
State Street Institutional U.S. Equity Fund	1

State Street Institutional U.S. Equity Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Managed Healthcare - 0.3%
UnitedHealth Group, Inc.	2,951	$974,155
Movies & Entertainment - 0.9%
Netflix, Inc. (a)	15,490	1,452,343
Walt Disney Co.	11,782	1,340,438
		2,792,781
Multi-Sector Holdings - 1.1%
Berkshire Hathaway, Inc., Class B (a)	7,232	3,635,165
Multi-Utilities - 1.2%
CMS Energy Corp.	9,413	658,251
Sempra	35,795	3,160,341
		3,818,592
Oil & Gas Exploration & Production - 0.6%
ConocoPhillips	10,011	937,130
EQT Corp.	16,592	889,331
		1,826,461
Packaged Foods & Meats - 0.2%
Mondelez International, Inc., Class A	9,892	532,486
Passenger Ground Transportation - 1.3%
Uber Technologies, Inc. (a)	50,605	4,134,935
Pharmaceuticals - 3.7%
AstraZeneca PLC ADR	16,553	1,521,717
Eli Lilly & Co.	4,612	4,956,424
Johnson & Johnson	16,151	3,342,450
Merck & Co., Inc.	18,974	1,997,203
		11,817,794
Property & Casualty Insurance - 0.9%
American International Group, Inc.	6,750	577,463
Chubb Ltd.	3,898	1,216,644
Progressive Corp.	4,720	1,074,838
		2,868,945
Real Estate Services - 0.6%
CBRE Group, Inc., Class A (a)	12,011	1,931,249
Regional Banks - 0.3%
Regions Financial Corp.	38,744	1,049,962
Restaurants - 0.5%
McDonald's Corp.	5,092	1,556,268
Semiconductor Materials & Equipment - 1.0%
Applied Materials, Inc.	13,083	3,362,200
Semiconductors - 14.7%
Advanced Micro Devices, Inc. (a)	19,471	4,169,909
Broadcom, Inc.	32,598	11,282,168
Micron Technology, Inc.	4,191	1,196,153
NVIDIA Corp.	156,473	29,182,215
Texas Instruments, Inc.	8,673	1,504,679
		47,335,124
Soft Drinks & Non-alcoholic Beverages - 0.8%
Monster Beverage Corp. (a)	19,126	1,466,390
PepsiCo, Inc.	7,311	1,049,275
		2,515,665
	Number of Shares	Fair Value
Specialty Chemicals - 0.2%
Ecolab, Inc.	1,718	$451,009
International Flavors & Fragrances, Inc.	4,773	321,653
		772,662
Systems Software - 8.2%
Crowdstrike Holdings, Inc., Class A (a)	1,672	783,767
Microsoft Corp.	46,915	22,689,032
Oracle Corp.	10,447	2,036,225
ServiceNow, Inc. (a)	6,715	1,028,671
		26,537,695
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	71,160	19,345,558
Telecom Tower REITs - 0.3%
American Tower Corp.	5,376	943,864
Tobacco - 0.7%
Philip Morris International, Inc.	13,679	2,194,112
Trading Companies & Distributors - 1.2%
United Rentals, Inc.	3,533	2,859,327
WW Grainger, Inc.	1,132	1,142,245
		4,001,572
Transaction & Payment Processing Services - 2.7%
Mastercard, Inc., Class A	3,166	1,807,406
Visa, Inc., Class A	19,996	7,012,797
		8,820,203
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	3,182	646,073
Total Common Stock (Cost $179,500,056)		316,231,763
Short-Term Investment - 2.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.78% (c)(d) (Cost $6,958,977)	6,958,977	6,958,977
Total Investments (Cost $186,459,033)		323,190,740
Liabilities in Excess of Other Assets, net - (0.1)%		(383,061)
NET ASSETS - 100.0%		$322,807,679

See Notes to Schedule of Investments.
2	State Street Institutional U.S. Equity Fund

State Street Institutional U.S. Equity Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at December 31, 2025:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	March 2026	15	$5,178,290	$5,169,375	$(8,915)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At December 31, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2025.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$316,231,763	$—	$—	$316,231,763
Short-Term Investment	6,958,977	—	—	6,958,977
Total Investments in Securities	$323,190,740	$—	$—	$323,190,740
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(8,915)	—	—	(8,915)
Total Other Financial Instruments	$(8,915)	$—	$—	$(8,915)

Affiliate Table

	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	12,123,720	$12,123,720	$14,884,972	$20,049,715	$—	$—	6,958,977	$6,958,977	$126,389
See Notes to Schedule of Investments.
State Street Institutional U.S. Equity Fund	3

State Street Institutional Small-Cap Equity Fund
Schedule of Investments
December 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 95.3% †
Advertising - 0.1%
NIQ Global Intelligence PLC (a)	19,470	$321,060
Aerospace & Defense - 1.0%
Astronics Corp. (a)	3,286	178,233
Karman Holdings, Inc. (a)	7,060	516,580
Kratos Defense & Security Solutions, Inc. (a)	7,310	554,902
Mercury Systems, Inc. (a)	10,565	771,351
Woodward, Inc.	8,994	2,719,066
		4,740,132
Agricultural & Farm Machinery - 0.9%
AGCO Corp.	33,648	3,510,159
Alamo Group, Inc.	5,009	840,861
		4,351,020
Agricultural Products & Services - 1.0%
Darling Ingredients, Inc. (a)	137,762	4,959,432
Apparel Retail - 1.5%
Abercrombie & Fitch Co., Class A (a)	1,224	154,065
Boot Barn Holdings, Inc. (a)	22,911	4,043,104
Buckle, Inc.	38,436	2,053,251
Revolve Group, Inc. (a)	45,965	1,387,684
		7,638,104
Apparel, Accessories & Luxury Goods - 0.1%
Kontoor Brands, Inc.	10,943	668,508
Application Software - 5.5%
ACI Worldwide, Inc. (a)	62,208	2,974,164
Alkami Technology, Inc. (a)	107,110	2,471,028
Blackbaud, Inc. (a)	40,700	2,577,124
BlackLine, Inc. (a)	33,592	1,857,302
Braze, Inc., Class A (a)	92,568	3,174,157
CCC Intelligent Solutions Holdings, Inc. (a)	320,974	2,551,743
Clearwater Analytics Holdings, Inc., Class A (a)	80,214	1,934,762
Confluent, Inc., Class A (a)	96,800	2,927,232
Descartes Systems Group, Inc. (a)	4,360	382,198
Dynatrace, Inc. (a)	15,136	655,994
nCino, Inc. (a)	38,525	987,781
Nutanix, Inc., Class A (a)	41,800	2,160,642
Procore Technologies, Inc. (a)	9,117	663,170
Vertex, Inc., Class A (a)	95,674	1,910,610
		27,227,907
Asset Management & Custody Banks - 1.0%
DigitalBridge Group, Inc.	142,177	2,180,995
Hamilton Lane, Inc., Class A	16,460	2,210,743
StepStone Group, Inc., Class A	6,440	413,255
		4,804,993
Automobile Manufacturers - 0.4%
Thor Industries, Inc.	17,060	1,751,550
Automotive Parts & Equipment - 1.2%
Dana, Inc.	35,620	846,331
Dorman Products, Inc. (a)	33,100	4,077,589
	Number of Shares	Fair Value
Patrick Industries, Inc.	8,489	$920,462
		5,844,382
Automotive Retail - 1.4%
Group 1 Automotive, Inc.	2,617	1,029,266
Murphy USA, Inc.	11,050	4,458,896
Valvoline, Inc. (a)	46,500	1,351,290
		6,839,452
Biotechnology - 3.0%
Abivax SA ADR (a)	4,140	558,300
ADMA Biologics, Inc. (a)	60,617	1,105,654
Ascendis Pharma AS ADR (a)	9,249	1,972,257
Avidity Biosciences, Inc. (a)	4,000	288,520
Bicycle Therapeutics PLC ADR (a)	19,294	136,602
Caris Life Sciences, Inc. (a)	41,500	1,119,670
Catalyst Pharmaceuticals, Inc. (a)	42,019	980,723
Emergent BioSolutions, Inc. (a)	119,776	1,480,431
Halozyme Therapeutics, Inc. (a)	12,491	840,644
Heron Therapeutics, Inc. (a)	606,366	788,276
Legend Biotech Corp. ADR (a)	14,079	306,077
Revolution Medicines, Inc. (a)	10,017	797,854
Rhythm Pharmaceuticals, Inc. (a)	5,042	539,696
Vaxcyte, Inc. (a)	14,692	677,889
Veracyte, Inc. (a)	30,100	1,267,210
Vericel Corp. (a)	46,200	1,663,662
Xenon Pharmaceuticals, Inc. (a)	5,025	225,221
		14,748,686
Brewers - 0.4%
Boston Beer Co., Inc., Class A (a)	10,087	1,968,276
Broadline Retail - 0.0%*
Pattern Group, Inc., Class A (a)	9,660	111,476
Building Products - 5.0%
AAON, Inc.	22,000	1,677,500
Armstrong World Industries, Inc.	19,712	3,766,963
AZZ, Inc.	10,785	1,155,936
CSW Industrials, Inc.	19,944	5,854,163
Gibraltar Industries, Inc. (a)	43,801	2,165,522
Modine Manufacturing Co. (a)	45,616	6,090,192
Resideo Technologies, Inc. (a)	20,619	724,139
Simpson Manufacturing Co., Inc.	17,592	2,840,580
UFP Industries, Inc.	5,172	470,911
		24,745,906
Cargo Ground Transportation - 0.6%
RXO, Inc. (a)	18,855	238,327
Saia, Inc. (a)	8,129	2,654,281
		2,892,608
Casinos & Gaming - 0.1%
Genius Sports Ltd. (a)	49,621	546,823
Commercial & Residential Mortgage Finance - 0.4%
PennyMac Financial Services, Inc.	14,858	1,958,879

See Notes to Schedule of Investments.
4	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Commercial Printing - 0.3%
Brady Corp., Class A	16,500	$1,293,105
Commodity Chemicals - 0.1%
Hawkins, Inc.	3,953	561,563
Communications Equipment - 1.0%
Calix, Inc. (a)	9,340	494,366
Extreme Networks, Inc. (a)	257,269	4,283,529
		4,777,895
Construction & Engineering - 1.1%
API Group Corp. (a)	10,430	399,052
Comfort Systems USA, Inc.	1,248	1,164,746
IES Holdings, Inc. (a)	1,604	623,988
Legence Corp., Class A (a)	13,100	563,824
MYR Group, Inc. (a)	4,509	985,216
Primoris Services Corp.	5,927	735,778
Valmont Industries, Inc.	2,822	1,135,347
		5,607,951
Construction Machinery & Heavy Transportation Equipment - 0.3%
Astec Industries, Inc.	12,949	560,951
Manitowoc Co., Inc. (a)	38,794	465,140
Oshkosh Corp.	5,157	647,874
		1,673,965
Construction Materials - 0.1%
Eagle Materials, Inc.	2,718	561,756
Consumer Finance - 0.4%
FirstCash Holdings, Inc.	4,170	664,614
PROG Holdings, Inc.	53,032	1,563,914
		2,228,528
Data Processing & Outsourced Services - 0.5%
Verra Mobility Corp. (a)	111,247	2,493,045
Distributors - 0.4%
LKQ Corp.	60,545	1,828,459
Diversified Financial Services - 0.1%
Jackson Financial, Inc., Class A	6,551	698,664
Diversified Metals & Mining - 0.1%
Materion Corp.	3,211	399,192
Diversified REITs - 0.1%
American Assets Trust, Inc.	23,728	449,171
Essential Properties Realty Trust, Inc.	9,549	283,223
		732,394
Diversified Support Services - 1.1%
Healthcare Services Group, Inc. (a)	155,736	2,977,672
RB Global, Inc.	20,700	2,129,409
Vestis Corp.	65,222	435,031
		5,542,112
Education Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	15,370	1,558,518
Stride, Inc. (a)	9,542	619,562
		2,178,080
	Number of Shares	Fair Value
Electric Utilities - 1.0%
IDACORP, Inc.	39,007	$4,936,726
Electrical Components & Equipment - 0.5%
Acuity, Inc.	1,261	454,011
EnerSys	6,520	956,810
Nextpower, Inc., Class A (a)	9,216	802,806
Regal Rexnord Corp.	3,395	476,386
		2,690,013
Electronic Components - 1.6%
Belden, Inc.	39,421	4,594,518
Littelfuse, Inc.	13,023	3,293,777
		7,888,295
Electronic Equipment & Instruments - 2.8%
Advanced Energy Industries, Inc.	19,035	3,985,358
Crane NXT Co.	82,322	3,874,897
Novanta, Inc. (a)	21,000	2,498,790
Ralliant Corp.	22,265	1,133,511
Vontier Corp.	69,097	2,569,026
		14,061,582
Electronic Manufacturing Services - 0.3%
Fabrinet (a)	1,627	740,741
Plexus Corp. (a)	4,760	699,720
		1,440,461
Environmental & Facilities Services - 0.3%
BrightView Holdings, Inc. (a)	52,336	663,097
Casella Waste Systems, Inc., Class A (a)	7,503	734,844
		1,397,941
Financial Exchanges & Data - 0.2%
MarketAxess Holdings, Inc.	4,330	784,813
Food Distributors - 0.5%
Chefs' Warehouse, Inc. (a)	9,855	614,262
Performance Food Group Co. (a)	23,237	2,089,471
		2,703,733
Food Retail - 0.2%
Sprouts Farmers Market, Inc. (a)	13,100	1,043,677
Footwear - 0.1%
Birkenstock Holding PLC (a)	13,570	555,013
Forest Products - 0.9%
Louisiana-Pacific Corp.	54,879	4,432,028
Gas Utilities - 0.2%
UGI Corp.	20,289	759,417
Health Care REITs - 0.3%
Community Healthcare Trust, Inc.	77,771	1,277,000
Healthcare Distributors - 0.5%
AdaptHealth Corp. (a)	258,192	2,571,592
Healthcare Equipment - 3.5%
AtriCure, Inc. (a)	52,800	2,088,768
Envista Holdings Corp. (a)	87,844	1,907,093
Glaukos Corp. (a)	14,500	1,637,195

See Notes to Schedule of Investments.
State Street Institutional Small-Cap Equity Fund	5

State Street Institutional Small-Cap Equity Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Globus Medical, Inc., Class A (a)	32,000	$2,793,920
Inspire Medical Systems, Inc. (a)	8,820	813,468
Integer Holdings Corp. (a)	20,183	1,582,953
iRhythm Technologies, Inc. (a)	2,643	468,974
LeMaitre Vascular, Inc.	6,699	543,289
Masimo Corp. (a)	4,530	589,172
Penumbra, Inc. (a)	7,300	2,269,643
PROCEPT BioRobotics Corp. (a)	62,000	1,950,520
SI-BONE, Inc. (a)	48,800	962,336
		17,607,331
Healthcare Facilities - 1.1%
Acadia Healthcare Co., Inc. (a)	53,760	762,854
U.S. Physical Therapy, Inc.	57,467	4,487,598
		5,250,452
Healthcare Services - 1.2%
Addus HomeCare Corp. (a)	6,216	667,536
Castle Biosciences, Inc. (a)	52,729	2,051,158
GeneDx Holdings Corp. (a)	5,406	703,104
Guardant Health, Inc. (a)	4,590	468,823
Hinge Health, Inc., Class A (a)	6,850	318,183
Option Care Health, Inc. (a)	12,306	392,069
RadNet, Inc. (a)	17,294	1,233,927
		5,834,800
Healthcare Supplies - 0.4%
ICU Medical, Inc. (a)	3,984	568,397
Merit Medical Systems, Inc. (a)	16,000	1,410,240
		1,978,637
Healthcare Technology - 0.4%
Phreesia, Inc. (a)	99,964	1,691,391
Simulations Plus, Inc. (a)	15,538	283,258
		1,974,649
Heavy Electrical Equipment - 0.1%
Bloom Energy Corp., Class A (a)	5,360	465,730
Home Building - 0.7%
Green Brick Partners, Inc. (a)	11,697	732,934
Installed Building Products, Inc.	2,061	534,603
Taylor Morrison Home Corp. (a)	20,240	1,191,529
TopBuild Corp. (a)	2,154	898,627
		3,357,693
Home Improvement Retail - 0.2%
Floor & Decor Holdings, Inc., Class A (a)	19,300	1,175,177
Hotel & Resort REITs - 0.4%
RLJ Lodging Trust	222,843	1,660,181
Xenia Hotels & Resorts, Inc.	19,137	270,597
		1,930,778
Hotels, Resorts & Cruise Lines - 0.4%
Wyndham Hotels & Resorts, Inc.	25,200	1,904,112
Human Resource & Employment Services - 0.4%
First Advantage Corp. (a)	151,878	2,206,787
	Number of Shares	Fair Value
Industrial Machinery & Supplies & Components - 6.2%
Enerpac Tool Group Corp.	156,052	$5,967,428
Enpro, Inc.	3,265	699,134
Esab Corp.	23,550	2,631,006
Gates Industrial Corp. PLC (a)	37,478	804,653
Helios Technologies, Inc.	13,483	721,206
ITT, Inc.	4,863	843,779
JBT Marel Corp.	14,200	2,139,514
Kadant, Inc.	15,161	4,321,188
Mueller Industries, Inc.	43,311	4,972,103
RBC Bearings, Inc. (a)	3,600	1,614,348
SPX Technologies, Inc. (a)	12,227	2,446,134
Standex International Corp.	10,350	2,248,848
Watts Water Technologies, Inc., Class A	4,800	1,324,896
		30,734,237
Industrial REITs - 0.9%
Americold Realty Trust, Inc.	32,704	420,573
EastGroup Properties, Inc.	15,583	2,775,956
First Industrial Realty Trust, Inc.	14,692	841,411
Lineage, Inc.	6,348	222,180
		4,260,120
Insurance Brokers - 0.3%
Baldwin Insurance Group, Inc. (a)	70,200	1,686,906
Internet Services & Infrastructure - 0.0%*
Applied Digital Corp. (a)	8,390	205,723
Investment Banking & Brokerage - 1.7%
Houlihan Lokey, Inc.	4,456	776,191
Piper Sandler Cos.	2,023	687,233
PJT Partners, Inc., Class A	9,400	1,571,680
Raymond James Financial, Inc.	22,970	3,688,752
StoneX Group, Inc. (a)	16,300	1,550,619
		8,274,475
IT Consulting & Other Services - 0.1%
Unisys Corp. (a)	143,419	395,836
Leisure Facilities - 0.1%
Planet Fitness, Inc., Class A (a)	6,000	650,820
Leisure Products - 0.4%
Acushnet Holdings Corp.	9,640	769,465
Johnson Outdoors, Inc., Class A	4,121	174,936
Polaris, Inc.	9,132	577,599
YETI Holdings, Inc. (a)	15,252	673,681
		2,195,681
Life & Health Insurance - 0.1%
Primerica, Inc.	1,852	478,483
Life Sciences Tools & Services - 3.3%
Adaptive Biotechnologies Corp. (a)	16,460	267,311
Azenta, Inc. (a)	60,309	2,005,877
BioLife Solutions, Inc. (a)	67,700	1,636,986
Bio-Rad Laboratories, Inc., Class A (a)	1,331	403,280
Bruker Corp.	76,993	3,627,140
ICON PLC (a)	6,238	1,136,688

See Notes to Schedule of Investments.
6	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Mesa Laboratories, Inc.	6,814	$534,899
Repligen Corp. (a)	35,916	5,885,196
Stevanato Group SpA	34,200	688,104
		16,185,481
Managed Healthcare - 0.1%
HealthEquity, Inc. (a)	8,250	755,783
Movies & Entertainment - 0.1%
IMAX Corp. (a)	19,390	716,654
Multi-Line Insurance - 0.2%
Horace Mann Educators Corp.	25,319	1,169,231
Multi-Utilities - 0.1%
Avista Corp.	14,436	556,363
Office REITs - 0.7%
COPT Defense Properties	12,445	345,971
Cousins Properties, Inc.	92,433	2,382,923
Easterly Government Properties, Inc.	44,619	945,476
		3,674,370
Office Services & Supplies - 1.5%
MSA Safety, Inc.	45,448	7,278,043
Oil & Gas Equipment & Services - 0.5%
Atlas Energy Solutions, Inc.	59,109	556,807
Cactus, Inc., Class A	27,631	1,262,184
Oil States International, Inc. (a)	32,197	217,974
TechnipFMC PLC	6,710	298,997
		2,335,962
Oil & Gas Exploration & Production - 1.1%
Northern Oil & Gas, Inc.	115,095	2,471,090
Permian Resources Corp.	21,770	305,433
Range Resources Corp.	21,824	769,514
SM Energy Co.	113,318	2,119,047
		5,665,084
Oil & Gas Refining & Marketing - 0.1%
HF Sinclair Corp.	15,758	726,129
Other Specialty Retail - 0.2%
Upbound Group, Inc.	22,738	399,279
Warby Parker, Inc., Class A (a)	26,923	586,652
		985,931
Packaged Foods & Meats - 0.6%
Freshpet, Inc. (a)	25,800	1,571,994
Marzetti Co.	7,500	1,233,150
		2,805,144
Paper & Plastic Packaging Products & Materials - 0.1%
Ranpak Holdings Corp. (a)	96,733	523,326
Personal Care Products - 0.4%
BellRing Brands, Inc. (a)	33,900	906,147
elf Beauty, Inc. (a)	16,300	1,239,452
		2,145,599
Pharmaceuticals - 0.2%
ANI Pharmaceuticals, Inc. (a)	6,701	528,977
Corcept Therapeutics, Inc. (a)	11,653	405,524
		934,501
	Number of Shares	Fair Value
Property & Casualty Insurance - 2.2%
AMERISAFE, Inc.	40,302	$1,548,000
Hamilton Insurance Group Ltd., Class B (a)	11,971	333,991
Palomar Holdings, Inc. (a)	20,156	2,716,222
RLI Corp.	54,063	3,458,951
Selective Insurance Group, Inc.	8,476	709,187
Skyward Specialty Insurance Group, Inc. (a)	41,500	2,121,065
		10,887,416
Publishing - 0.4%
John Wiley & Sons, Inc., Class A	67,740	2,074,876
Real Estate Services - 0.2%
Cushman & Wakefield Ltd. (a)	64,950	1,051,541
Regional Banks - 10.2%
1st Source Corp.	15,017	938,412
Atlantic Union Bankshares Corp.	16,505	582,627
Axos Financial, Inc. (a)	9,519	820,157
BancFirst Corp.	10,600	1,123,812
Bank OZK	23,808	1,095,644
BankUnited, Inc.	12,155	541,748
Cadence Bank	18,418	789,027
Central BanCo, Inc., Class A	73,060	1,762,207
Columbia Banking System, Inc.	89,494	2,501,357
Commerce Bancshares, Inc.	19,000	994,460
ConnectOne Bancorp, Inc.	13,381	350,850
Cullen/Frost Bankers, Inc.	34,668	4,390,009
East West Bancorp, Inc.	5,584	627,586
Enterprise Financial Services Corp.	10,325	557,550
Equity Bancshares, Inc., Class A	13,548	604,918
First Financial Bankshares, Inc.	74,300	2,219,341
Five Star Bancorp	16,198	579,564
FNB Corp.	23,670	404,757
Fulton Financial Corp.	115,937	2,241,062
German American Bancorp, Inc.	34,400	1,347,792
Heritage Commerce Corp.	47,328	568,409
Home BancShares, Inc.	30,308	841,956
Lakeland Financial Corp.	7,503	428,121
Live Oak Bancshares, Inc. (b)	141,536	4,861,762
National Bank Holdings Corp., Class A	23,786	904,106
Old Second Bancorp, Inc.	32,402	631,839
Origin Bancorp, Inc.	22,872	860,216
Preferred Bank	9,406	888,209
Prosperity Bancshares, Inc.	43,063	2,976,084
QCR Holdings, Inc.	11,013	917,383
Renasant Corp.	74,498	2,623,820
ServisFirst Bancshares, Inc.	27,000	1,938,330
Stock Yards Bancorp, Inc.	17,700	1,149,615
Texas Capital Bancshares, Inc. (a)	9,420	852,887
Westamerica BanCorp	28,448	1,360,668
Wintrust Financial Corp.	11,784	1,647,639
WSFS Financial Corp.	50,500	2,789,620
		50,713,544

See Notes to Schedule of Investments.
State Street Institutional Small-Cap Equity Fund	7

State Street Institutional Small-Cap Equity Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)
	Number of Shares	Fair Value
Research & Consulting Services - 0.0%*
ICF International, Inc.	1,997	$170,344
Restaurants - 1.9%
Brinker International, Inc. (a)	5,275	757,068
Cava Group, Inc. (a)	19,500	1,144,455
Cheesecake Factory, Inc.	34,793	1,756,351
Dutch Bros, Inc., Class A (a)	6,070	371,605
First Watch Restaurant Group, Inc. (a)	51,100	770,588
Shake Shack, Inc., Class A (a)	9,695	786,943
Texas Roadhouse, Inc.	9,004	1,494,664
Wingstop, Inc.	9,065	2,161,912
		9,243,586
Retail REITs - 0.3%
Kite Realty Group Trust	28,007	671,328
Phillips Edison & Co., Inc.	16,468	585,767
		1,257,095
Security & Alarm Services - 1.2%
Brink's Co.	52,703	6,152,021
Semiconductor Materials & Equipment - 1.0%
Axcelis Technologies, Inc. (a)	6,427	516,345
FormFactor, Inc. (a)	3,650	203,597
Ichor Holdings Ltd. (a)	23,276	428,977
MKS, Inc.	8,083	1,291,663
Onto Innovation, Inc. (a)	15,947	2,517,394
		4,957,976
Semiconductors - 1.2%
Credo Technology Group Holding Ltd. (a)	4,025	579,157
Diodes, Inc. (a)	8,197	404,440
Lattice Semiconductor Corp. (a)	5,770	424,557
Rambus, Inc. (a)	2,976	273,465
Rigetti Computing, Inc. (a)	7,590	168,118
Semtech Corp. (a)	54,085	3,985,524
		5,835,261
Silver - 0.1%
Hecla Mining Co.	23,556	452,040
Single-Family Residential REITs - 0.1%
UMH Properties, Inc.	17,662	281,002
Soft Drinks & Non-alcoholic Beverages - 0.7%
Celsius Holdings, Inc. (a)	23,600	1,079,464
Primo Brands Corp., Class A	126,324	2,065,397
Vita Coco Co., Inc. (a)	8,800	466,488
		3,611,349
Specialized Consumer Services - 0.9%
Matthews International Corp., Class A	51,486	1,344,814
OneSpaWorld Holdings Ltd.	154,189	3,197,880
		4,542,694
Specialty Chemicals - 2.9%
Avient Corp.	87,138	2,722,191
HB Fuller Co.	14,170	842,548
Ingevity Corp. (a)	75,094	4,444,063
Quaker Chemical Corp.	15,943	2,189,133
Sensient Technologies Corp.	14,000	1,315,300
	Number of Shares	Fair Value
Stepan Co.	65,457	$3,100,044
		14,613,279
Steel - 0.4%
Commercial Metals Co.	32,158	2,225,977
Systems Software - 1.9%
Commvault Systems, Inc. (a)	22,720	2,848,179
Gitlab, Inc., Class A (a)	54,500	2,045,385
Onestream, Inc. (a)	93,500	1,718,530
Progress Software Corp. (a)	14,581	626,400
SentinelOne, Inc., Class A (a)	139,100	2,086,500
		9,324,994
Technology Distributors - 0.0%*
Insight Enterprises, Inc. (a)	3,012	245,388
Technology Hardware, Storage & Peripherals - 0.5%
Corsair Gaming, Inc. (a)	171,460	1,018,473
IonQ, Inc. (a)	4,368	195,992
Pure Storage, Inc., Class A (a)	15,700	1,052,057
		2,266,522
Timber REITs - 0.1%
PotlatchDeltic Corp.	8,185	325,599
Trading Companies & Distributors - 1.5%
Applied Industrial Technologies, Inc.	20,008	5,137,454
DNOW, Inc. (a)	21,565	285,736
FTAI Aviation Ltd.	7,591	1,494,289
Transcat, Inc. (a)	11,200	635,376
		7,552,855
Transaction & Payment Processing Services - 0.7%
EVERTEC, Inc.	21,878	636,431
Flywire Corp. (a)	62,727	888,214
Shift4 Payments, Inc., Class A (a)	31,137	1,960,697
		3,485,342
Water Utilities - 0.1%
American States Water Co.	8,917	646,304
Total Common Stock (Cost $376,159,066)		474,181,227
Short-Term Investments - 4.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.78% (c)(d) (Cost $23,856,147)	23,856,147	23,856,147
Total Investments (Cost $400,015,213)		498,037,374
Liabilities in Excess of Other Assets, net - (0.1)%		(629,583)
NET ASSETS - 100.0%		$497,407,791

See Notes to Schedule of Investments.
8	State Street Institutional Small-Cap Equity Fund

State Street Institutional Small-Cap Equity Fund
Schedule of Investments (Continued)
December 31, 2025 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at December 31, 2025:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index Futures	March 2026	38	$4,854,030	$4,746,200	$(107,830)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At December 31, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2025.
*	Less than 0.05%.

Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$474,181,227	$—	$—	$474,181,227
Short-Term Investments	23,856,147	—	—	23,856,147
Total Investments in Securities	$498,037,374	$—	$—	$498,037,374
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(107,830)	—	—	(107,830)
Total Other Financial Instruments	$(107,830)	$—	$—	$(107,830)

Affiliate Table

	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	27,569,011	$27,569,011	$49,607,985	$53,320,849	$—	$—	23,856,147	$23,856,147	$266,799
See Notes to Schedule of Investments.
State Street Institutional Small-Cap Equity Fund	9

State Street Institutional Funds
Notes to Schedule of Investments
December 31, 2025 (Unaudited)

Security Valuation
Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments (including preferred stocks and registered investment companies that are exchange traded (funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2025 is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
Each Fund may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily
10

State Street Institutional Funds
Notes to Schedule of Investments (Continued)
December 31, 2025 (Unaudited)

change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
For the period ended December 31, 2025, the following Funds entered into futures contracts for strategies listed below:
Fund	Strategies
State Street Institutional U.S. Equity Fund	Equitization of Cash
State Street Institutional Small-Cap Equity Fund	Equitization of Cash
11